Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Loan Losses (Textual) [Abstract]
Financing receivable recorded investment number of days past due	90 days
Increase in non-performing loans	$ 9,480,000,000	$ 7,862,000
Increase of non-performing loans	1,800,000
Nonaccrual loan	$ 1,700,000